United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Alternative Strategies Investment Companies — 8.7%
SunAmerica Specialty Series SunAmerica Commodity Strategy Fund, Class A† (cost $34,545,622)	3,659,185	$23,418,782
Domestic Equity Investment Companies — 61.2%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,809,660	27,235,378
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	2,133,196	28,030,194
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,258,382	30,050,171
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,222,665	27,130,937
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,205,992	26,760,952
SunAmerica Specialty Series SunAmerica Small-Cap Fund Class A	1,863,812	25,142,820
Total Domestic Equity Investment Companies (cost $168,729,418)		164,350,452
Fixed Income Investment Companies — 10.4%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	4,199,140	13,563,221
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,185,885	6,972,971
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	788,671	7,547,581
Total Fixed Income Investment Companies (cost $29,374,238)		28,083,773
Foreign Equity Investment Companies — 9.6%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,702,613	12,752,571
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	1,986,724	13,152,112
Total Foreign Equity Investment Companies (cost $31,638,793)		25,904,683
Global Strategies Investment Companies — 10.3%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,091,374	13,663,997
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,063,757	13,892,663
Total Global Strategies Investment Companies (cost $32,037,278)		27,556,660
TOTAL INVESTMENTS (cost $296,325,349)(1)	100.2%	269,314,350
Liabilities in excess of other assets	(0.2)	(594,154)
NET ASSETS —	100.0%	$268,720,196

†                           Non-income producing security

#                           See Note 3

@                      The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)                   See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$269,314,350	$—	$—	$269,314,350

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Alternative Strategies Investment Companies — 1.1%
SunAmerica Specialty Series SunAmerica Commodity Strategy Fund, Class A† (cost $1,613,278)	236,894	$1,516,120
Domestic Equity Investment Companies — 55.5%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	954,249	14,361,450
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,125,773	14,792,661
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	506,034	12,084,081
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	519,025	11,517,154
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	665,006	14,756,483
SunAmerica Specialty Series SunAmerica Small-Cap Fund Class A	951,407	12,834,480
Total Domestic Equity Investment Companies (cost $84,397,355)		80,346,309
Fixed Income Investment Companies — 26.0%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	3,152,908	10,183,892
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,535,492	14,468,218
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	688,027	6,584,420
SunAmerica Senior Floating Rate Fund, Inc., Class A	857,236	6,446,415
Total Fixed Income Investment Companies (cost $40,460,917)		37,682,945
Foreign Equity Investment Companies — 10.0%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,551,958	11,624,167
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	435,746	2,884,641
Total Foreign Equity Investment Companies (cost $18,868,788)		14,508,808
Global Strategies Investment Companies — 7.6%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	528,261	6,613,833
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	341,308	4,457,477
Total Global Strategies Investment Companies (cost $12,633,443)		11,071,310
TOTAL INVESTMENTS (cost $157,973,781)(1)	100.2%	145,125,492
Liabilities in excess of other assets	(0.2)	(307,000)
NET ASSETS —	100.0%	$144,818,492

†                           Non-income producing security

#                           See Note 3

@                      The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)                   See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$145,125,492	$—	$—	$145,125,492

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — January 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.7%
Advertising Agencies — 3.6%
Omnicom Group, Inc.	4,548,270	$333,615,604
Chemicals-Diversified — 5.9%
Dow Chemical Co.	6,774,611	284,533,662
LyondellBasell Industries NV, Class A	3,423,643	266,941,445
		551,475,107
Computer Services — 2.9%
International Business Machines Corp.	2,148,763	268,144,135
Cosmetics & Toiletries — 3.8%
Procter & Gamble Co.	4,343,565	354,825,825
Data Processing/Management — 3.1%
Paychex, Inc.	6,054,029	289,745,828
Diversified Manufacturing Operations — 7.0%
Eaton Corp. PLC	6,186,871	312,498,854
General Electric Co.	11,678,848	339,854,477
		652,353,331
Electric Products-Misc. — 3.4%
Emerson Electric Co.	6,966,414	320,315,716
Engines-Internal Combustion — 2.9%
Cummins, Inc.	2,952,875	265,433,934
Internet Security — 3.3%
Symantec Corp.	15,647,395	310,444,317
Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	4,550,839	283,244,219
Medical-Drugs — 6.7%
Merck & Co., Inc.	6,506,581	329,688,459
Pfizer, Inc.	9,755,939	297,458,580
		627,147,039
Multimedia — 3.2%
Viacom, Inc., Class B	6,546,222	298,769,572
Oil & Gas Drilling — 5.2%
Helmerich & Payne, Inc.(3)	5,596,111	284,282,439
Noble Corp. PLC(3)	25,614,343	199,535,732
		483,818,171
Oil Companies-Integrated — 6.6%
Chevron Corp.	3,591,087	310,521,293
Exxon Mobil Corp.	3,956,014	307,975,690
		618,496,983
Oil Field Machinery & Equipment — 2.9%
National Oilwell Varco, Inc.	8,181,119	266,213,612
Retail-Apparel/Shoe — 7.4%
Coach, Inc.	10,475,666	388,123,425
Gap, Inc.	12,168,223	300,798,473
		688,921,898
Retail-Computer Equipment — 2.1%
GameStop Corp., Class A(3)	7,487,485	196,246,982
Retail-Discount — 3.9%
Wal-Mart Stores, Inc.	5,432,934	360,529,500
Retail-Office Supplies — 2.5%
Staples, Inc.	25,684,190	229,102,975
Retail-Regional Department Stores — 3.8%
Kohl’s Corp.	7,134,484	354,940,579
Retail-Restaurants — 4.2%
McDonald’s Corp.	3,134,953	388,044,482
Telephone-Integrated — 3.9%
Verizon Communications, Inc.	7,327,484	366,154,375
Tobacco — 7.4%
Altria Group, Inc.	5,571,223	340,457,438
Philip Morris International, Inc.	3,815,530	343,435,855
		683,893,293
Total Long-Term Investment Securities (cost $10,056,288,055)		9,191,877,477
SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Treasuries — 0.8%
United States Treasury Bills
0.17% due 02/04/2016	$20,000,000	19,999,700
0.20% due 02/04/2016	10,000,000	9,999,850
0.21% due 02/11/2016	15,000,000	14,999,130
0.23% due 02/11/2016	30,000,000	29,998,260
Total Short-Term Investment Securities (cost $74,996,758)		74,996,940
REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $16,838,000)	16,838,000	16,838,000
TOTAL INVESTMENTS (cost $10,148,122,813)(2)	99.7%	9,283,712,417
Other assets less liabilities	0.3	27,549,559
NET ASSETS —	100.0%	$9,311,261,976

(1)                   See Note 2 for details of Joint Repurchase Agreements.

(2)                   See Note 4 for cost of investments on a tax basis.

(3)                   See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$9,191,877,477	$—	$—	$9,191,877,477
Short-Term Investment Securities	—	74,996,940	—	74,996,940
Repurchase Agreements	—	16,838,000	—	16,838,000
Total Investments at Value	$9,191,877,477	$91,834,940	$—	$9,283,712,417

*For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

1

SunAmerica Strategic Value Portfolio

Portfolio of Investments — January 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.3%
Aerospace/Defense — 3.8%
General Dynamics Corp.	16,321	$2,183,260
Northrop Grumman Corp.	23,144	4,283,029
Raytheon Co.	18,389	2,358,205
		8,824,494
Aerospace/Defense-Equipment — 2.1%
Harris Corp.	21,135	1,838,111
Orbital ATK, Inc.	13,709	1,236,963
United Technologies Corp.	19,450	1,705,571
		4,780,645
Airlines — 0.9%
Alaska Air Group, Inc.	31,081	2,188,102
Apparel Manufacturers — 0.5%
Ralph Lauren Corp.	9,850	1,108,125
Applications Software — 2.2%
Microsoft Corp.	92,772	5,110,809
Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp.	9,987	1,036,950
Banks-Super Regional — 2.6%
PNC Financial Services Group, Inc.	14,768	1,279,647
Wells Fargo & Co.	95,090	4,776,371
		6,056,018
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,325	362,853
Cable/Satellite TV — 1.8%
Comcast Corp., Class A	55,198	3,075,081
DISH Network Corp., Class A†	23,704	1,144,192
		4,219,273
Chemicals-Diversified — 0.9%
Dow Chemical Co.	48,677	2,044,434
Commercial Services-Finance — 1.1%
SEI Investments Co.	64,565	2,533,531
Computer Services — 1.2%
Hewlett Packard Enterprise Co.	69,050	950,128
Leidos Holdings, Inc.	41,481	1,913,104
		2,863,232
Computers — 0.3%
HP, Inc.	69,050	670,476
Computers-Memory Devices — 0.4%
Brocade Communications Systems, Inc.	106,483	849,734
Cosmetics & Toiletries — 2.8%
Colgate-Palmolive Co.	30,543	2,062,569
Edgewell Personal Care Co.	11,324	838,089
Procter & Gamble Co.	44,302	3,619,030
		6,519,688
Diagnostic Equipment — 1.2%
Danaher Corp.	32,407	2,808,067
Diversified Banking Institutions — 3.2%
Bank of America Corp.	231,036	3,266,849
Citigroup, Inc.	31,038	1,321,598
JPMorgan Chase & Co.	46,306	2,755,207
		7,343,654
Diversified Manufacturing Operations — 2.7%
Crane Co.	44,087	2,105,595
Dover Corp.	39,859	2,329,758
Eaton Corp. PLC	23,980	1,211,230
Ingersoll-Rand PLC	11,504	592,111
		6,238,694
Electric Products-Misc. — 1.0%
Emerson Electric Co.	51,802	2,381,856
Electric-Distribution — 2.1%
PPL Corp.	138,910	4,870,185
Electric-Generation — 0.1%
Talen Energy Corp.†	17,349	124,045
Electric-Integrated — 1.9%
AES Corp.	96,378	915,591
Public Service Enterprise Group, Inc.	85,437	3,528,548
		4,444,139
Electronic Components-Misc. — 1.1%
AVX Corp.	79,581	913,590
Corning, Inc.	51,203	952,888
Garmin, Ltd.	21,709	763,722
		2,630,200
Electronic Components-Semiconductors — 2.2%
Intel Corp.	166,313	5,159,029
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	23,089	1,055,167
Enterprise Software/Service — 1.6%
CA, Inc.	59,318	1,704,206
ManTech International Corp., Class A	65,714	1,894,535
		3,598,741
Finance-Other Services — 3.0%
Nasdaq, Inc.	109,990	6,819,380
Food-Misc./Diversified — 2.7%
Campbell Soup Co.	62,823	3,543,846
Mondelez International, Inc., Class A	59,462	2,562,812
		6,106,658
Housewares — 0.2%
Libbey, Inc.	28,478	455,648
Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	45,771	2,440,967
Insurance-Life/Health — 0.7%
Aflac, Inc.	26,487	1,535,187
Insurance-Multi-line — 3.7%
Allstate Corp.	15,688	950,693
Chubb, Ltd.	38,205	4,319,839
Loews Corp.	89,369	3,307,547
		8,578,079
Insurance-Property/Casualty — 1.4%
Mercury General Corp.	33,523	1,556,473
Travelers Cos., Inc.	15,107	1,617,053
		3,173,526
Insurance-Reinsurance — 2.3%
Aspen Insurance Holdings, Ltd.	30,329	1,410,602
Endurance Specialty Holdings, Ltd.	40,794	2,526,373
Validus Holdings, Ltd.	32,760	1,449,302
		5,386,277

1

Internet Security — 0.7%
Symantec Corp.	79,417	1,575,633
Investment Management/Advisor Services — 2.1%
Franklin Resources, Inc.	113,859	3,946,353
Janus Capital Group, Inc.	72,454	912,196
		4,858,549
Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	22,131	728,774
Machinery-Farming — 0.5%
AGCO Corp.	25,406	1,239,051
Medical Instruments — 0.6%
Medtronic PLC	18,133	1,376,657
Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	23,338	1,532,606
Medical-Drugs — 11.1%
Johnson & Johnson	111,936	11,690,596
Merck & Co., Inc.	158,626	8,037,579
Pfizer, Inc.	193,830	5,909,877
		25,638,052
Medical-HMO — 3.5%
Anthem, Inc.	14,203	1,853,349
UnitedHealth Group, Inc.	46,478	5,352,407
WellCare Health Plans, Inc.†	10,911	829,018
		8,034,774
Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	14,081	979,756
Metal Processors & Fabrication — 0.3%
Timken Co.	26,624	706,867
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	78,849	362,705
Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A	21,529	775,259
Multimedia — 1.4%
Time Warner, Inc.	10,051	707,993
Walt Disney Co.	25,393	2,433,157
		3,141,150
Networking Products — 2.1%
Cisco Systems, Inc.	155,049	3,688,616
NETGEAR, Inc.†	31,097	1,162,095
		4,850,711
Oil Companies-Exploration & Production — 2.9%
Devon Energy Corp.	40,597	1,132,656
Occidental Petroleum Corp.	73,964	5,090,942
WPX Energy, Inc.†	94,020	509,589
		6,733,187
Oil Companies-Integrated — 6.1%
Chevron Corp.	61,198	5,291,791
Exxon Mobil Corp.	111,758	8,700,360
		13,992,151
Oil Field Machinery & Equipment — 0.5%
National Oilwell Varco, Inc.	34,531	1,123,639
Oil Refining & Marketing — 0.7%
Valero Energy Corp.	23,235	1,576,959
Oil-Field Services — 1.0%
Baker Hughes, Inc.	20,484	891,259
Oil States International, Inc.†	30,102	849,780
Superior Energy Services, Inc.	44,301	456,743
		2,197,782
Printing-Commercial — 0.5%
RR Donnelley & Sons Co.	77,846	1,087,509
Real Estate Investment Trusts — 2.0%
Anworth Mtg. Asset Corp.	203,431	866,616
MFA Financial, Inc.	572,905	3,637,947
		4,504,563
Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	9,185	1,292,513
Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	49,480	3,283,493
Retail-Drug Store — 1.3%
CVS Health Corp.	31,877	3,078,999
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	95,235	289,514
Retail-Regional Department Stores — 0.5%
Macy’s, Inc.	30,820	1,245,436
Steel-Producers — 0.2%
United States Steel Corp.	74,360	520,520
Telephone-Integrated — 0.5%
Atlantic Tele-Network, Inc.	13,587	1,046,063
Tobacco — 1.8%
Altria Group, Inc.	66,863	4,085,998
Total Long-Term Investment Securities (cost $233,115,984)		226,176,733
REPURCHASE AGREEMENTS — 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,260,000)	$4,260,000	4,260,000
TOTAL INVESTMENTS (cost $237,375,984)(2)	100.1%	230,436,733
Liabilities in excess of other assets	(0.1)	(235,748)
NET ASSETS —	100.0%	$230,200,985

†                           Non-income producing security

(1)                   See Note 2 for details of Joint Repurchase Agreements.

(2)                   See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,176,733	$—	$—	$226,176,733
Repurchase Agreements	—	4,260,000	—	4,260,000
Total Investments at Value	$226,176,733	$4,260,000	$—	$230,436,733

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO
Portfolio of Investments — January 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 100.1%
Advertising Agencies — 2.8%
Omnicom Group, Inc.	17,525	$1,285,459
Aerospace/Defense — 6.1%
Lockheed Martin Corp.	6,163	1,300,393
Raytheon Co.	11,748	1,506,563
		2,806,956
Aerospace/Defense-Equipment — 3.0%
Harris Corp.	15,686	1,364,211
Airlines — 1.7%
Copa Holdings SA, Class A	16,896	795,802
Applications Software — 3.3%
Microsoft Corp.	27,711	1,526,599
Beverages-Non-alcoholic — 6.1%
Coca-Cola Enterprises, Inc.	27,765	1,288,851
Dr Pepper Snapple Group, Inc.	16,136	1,514,202
		2,803,053
Chemicals-Diversified — 2.5%
Dow Chemical Co.	27,045	1,135,890
Commercial Services-Finance — 5.5%
H&R Block, Inc.	38,765	1,319,948
Western Union Co.	67,372	1,201,917
		2,521,865
Computer Services — 2.2%
International Business Machines Corp.	7,964	993,828
Computers — 1.8%
HP, Inc.	85,469	829,904
Diversified Manufacturing Operations — 2.5%
Crane Co.	23,871	1,140,079
Electronic Components-Misc. — 2.8%
Corning, Inc.	69,187	1,287,570
Electronic Components-Semiconductors — 6.3%
Texas Instruments, Inc.	25,675	1,358,978
Xilinx, Inc.	30,880	1,552,337
		2,911,315
Engines-Internal Combustion — 1.9%
Cummins, Inc.	9,847	885,147
Enterprise Software/Service — 2.7%
CA, Inc.	43,794	1,258,202
Food-Confectionery — 2.7%
Hershey Co.	13,868	1,221,909
Housewares — 2.2%
Tupperware Brands Corp.	22,044	1,023,503
Industrial Automated/Robotic — 2.3%
Rockwell Automation, Inc.	11,024	1,053,564
Investment Management/Advisor Services — 4.3%
T. Rowe Price Group, Inc.	16,539	1,173,442
Waddell & Reed Financial, Inc., Class A	29,441	807,861
		1,981,303
Medical Products — 2.6%
Baxter International, Inc.	33,318	1,219,439
Metal Processors & Fabrication — 2.2%
Timken Co.	38,811	1,030,432

Multilevel Direct Selling — 2.2%
Nu Skin Enterprises, Inc., Class A	32,093	1,015,743
Multimedia — 2.9%
Viacom, Inc., Class B	29,309	1,337,663
Oil & Gas Drilling — 3.9%
Ensco PLC, Class A	71,263	696,952
Helmerich & Payne, Inc.	21,450	1,089,660
		1,786,612
Oil Field Machinery & Equipment — 2.1%
National Oilwell Varco, Inc.	29,227	951,047
Paper & Related Products — 2.0%
International Paper Co.	27,299	933,899
Publishing-Books — 2.2%
John Wiley & Sons, Inc., Class A	24,198	1,011,476
Quarrying — 2.5%
Compass Minerals International, Inc.	15,680	1,173,648
Retail-Apparel/Shoe — 5.2%
Coach, Inc.	40,786	1,511,121
Gap, Inc.	35,435	875,953
		2,387,074
Retail-Catalog Shopping — 2.6%
MSC Industrial Direct Co., Inc., Class A	18,297	1,185,829
Steel-Producers — 2.6%
Reliance Steel & Aluminum Co.	20,737	1,180,765
Television — 2.4%
TEGNA, Inc.	45,770	1,098,938
Transport-Rail — 2.0%
Union Pacific Corp.	13,020	937,440
TOTAL INVESTMENTS (cost $51,382,050)(1)	100.1%	46,076,164
Liabilities in excess of other assets	(0.1)	(23,518)
NET ASSETS —	100.0%	$46,052,646

(1)                   See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$46,076,164	$—	$—	$46,076,164

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2016—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of January 31, 2016, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions.  Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolios and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios’ counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2016, the repurchase agreements held by the Portfolios are subject to master netting agreements. See each Portfolio’s Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Portfolio’s holdings in repurchase agreements.

Note 2. Repurchase Agreements

As of January 29, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Focused Dividend Strategy	9.33%	$16,838,000
SunAmerica Strategic Value	2.36	4,260,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated January 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $180,452,000, a repurchase price of $180,452,150 and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

		Maturity	Principal
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Notes	2.38%	06/30/2018	$51,460,000	$53,386,611
U.S. Treasury Notes	3.50%	05/15/2020	90,430,000	99,404,545
U.S. Treasury Notes	8.75%	05/15/2020	23,535,000	31,273,543

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned shares of various SunAmerica Mutual Funds. In addition, the Focused Dividend Strategy Portfolio owned 5% or more of the outstanding voting securities of certain companies listed in the Portfolio of Investments. For the period ended January 31, 2016, transactions in these securities were as follows:

Focused Dividend Strategy

		Capital Gain	Market Value				Change in	Market Value
Security	Income	Distribution Received	at October 31, 2015	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	at January 31, 2016
GameStop Corp., Class A	$—	$—	$336,221,762	$7,053,109	$—	$—	$(147,027,889)	$196,246,982
Helmerich & Payne, Inc.	—	—	279,926,200	36,833,187	—	—	(32,476,948)	284,282,439
Noble Corp. PLC	—	—	53,765,694	292,341,595	—	—	(146,571,557)	199,535,732
	$—	$—	$669,913,656	$336,227,891	$—	$—	$(326,076,394)	$680,065,153

Focused Multi-Asset Strategy

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2016
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$29,869	$—	$10,856,513	$4,034,886	$403,970	$(252,098)	$(1,482,760)	$12,752,571
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	228,824	199,040	14,629,176	439,035	410,123	(148,593)	(1,357,383)	13,152,112
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	133,530	—	7,645,893	6,738,548	349,753	(10,525)	(460,942)	13,563,221
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	86,051	—	6,198,594	1,288,560	201,985	(14,800)	(297,398)	6,972,971
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	44,682	—	13,777,913	50,267	6,259,279	(437,280)	415,960	7,547,581
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	202,522	1,968,146	31,306,599	2,192,896	1,820,247	499,255	(4,943,125)	27,235,378
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	226,578	2,741,370	34,402,189	2,990,289	4,320,247	63,055	(5,105,092)	28,030,194
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	451,049	—	32,753,854	473,389	820,247	273,616	(2,630,441)	30,050,171
SunAmerica Specialty Series, SunAmerica Commodity Strategy Fund, Class A	—	—	25,259,488	2,510,034	807,940	(461,121)	(3,081,679)	23,418,782
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	3,565,252	31,859,805	3,587,593	3,020,247	805,751	(6,101,965)	27,130,937
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	2,879,954	33,216,987	2,902,293	4,320,246	1,275,006	(6,313,088)	26,760,952
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	293,134	242,416	13,087,078	2,040,567	403,969	(86,083)	(973,596)	13,663,997
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	199,050	—	13,583,784	1,604,067	403,969	(49,720)	(841,499)	13,892,663
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	1,022,589	1,272,928	29,888,289	2,317,858	1,820,246	91,118	(5,334,199)	25,142,820
	$2,917,878	$12,869,106	$298,466,162	$33,170,282	$25,362,468	$1,547,581	$(38,507,207)	$269,314,350

† Includes reinvestment of distributions paid.

Focused Balanced Strategy

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2016
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$25,250	$—	$9,587,738	$4,098,476	$598,086	$(323,048)	$(1,140,913)	$11,624,167
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	50,956	44,324	3,258,997	118,003	153,938	(20,302)	(318,119)	2,884,641
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	113,493	—	8,303,919	3,183,736	902,168	(36,023)	(365,572)	10,183,892
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	191,975	—	15,289,400	996,971	1,111,071	(137,478)	(569,604)	14,468,218
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	39,758	—	11,179,239	94,954	4,684,587	(236,447)	231,261	6,584,420
SunAmerica Senior Floating Rate Fund, Inc., Class A	75,215	—	7,208,555	126,343	596,361	(62,361)	(229,761)	6,446,415
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	108,534	1,054,749	19,366,290	1,278,527	3,785,647	1,196,730	(3,694,450)	14,361,450
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	121,482	1,469,817	16,565,764	1,704,916	769,691	(90,996)	(2,617,332)	14,792,661
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	184,266	—	13,402,205	275,160	615,753	114,396	(1,091,927)	12,084,081
SunAmerica Specialty Series, SunAmerica Commodity Strategy Fund, Class A	—	—	—	1,712,450	89,700	(9,472)	(97,158)	1,516,120
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	1,537,646	14,305,386	1,628,540	2,115,753	460,614	(2,761,633)	11,517,154
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,611,854	18,653,472	1,727,098	2,784,981	537,448	(3,376,554)	14,756,483
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	143,931	119,028	5,132,208	2,308,580	327,191	(64,928)	(434,836)	6,613,833
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	60,424	—	3,046,477	1,890,296	213,031	(43,499)	(222,766)	4,457,477
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	505,393	629,119	16,293,745	1,826,279	2,695,897	140,517	(2,730,164)	12,834,480
	$1,620,677	$6,466,537	$161,593,395	$22,970,329	$21,443,855	$1,425,151	$(19,419,528)	$145,125,492

† Includes reinvestment of distributions paid.

Note 4. Federal Income Taxes

	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy
	Portfolio	Portfolio
Cost (tax basis)	$299,736,644	$159,019,628
Appreciation	5,483,342	984,967
Depreciation	(35,905,636)	(14,879,103)
Net unrealized appreciation (depreciation)	$(30,422,294)	$(13,894,136)

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$10,153,484,821	$237,693,838
Appreciation	371,304,173	21,013,855
Depreciation	(1,241,076,577)	(28,270,960)
Net unrealized appreciation (depreciation)	$(869,772,404)	$(7,257,105)

SunAmerica
Select Dividend Growth
Portfolio
Cost (tax basis)	$51,448,294
Appreciation	2,324,923
Depreciation	(7,697,053)
Net unrealized appreciation (depreciation)	$(5,372,130)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 30, 2016

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 30, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 30, 2016